SHARE BASED COMPENSATION - Share option outstanding (Details)	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Options Outstanding
Number Outstanding	36,474,200
Options Exercisable
Number Outstanding	31,641,350
Exercise Price Nil per share
Options Outstanding
Number Outstanding	4,041,450
Weighted-Average Remaining Contractual Life	6 months 18 days
Options Exercisable
Number Outstanding	4,041,450
Weighted-Average Remaining Contractual Life	6 months 18 days
Exercise Price RMB7.78 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 7.78
Options Outstanding
Number Outstanding	11,184,400
Weighted-Average Remaining Contractual Life	1 year 6 months 29 days
Options Exercisable
Number Outstanding	9,552,500
Weighted-Average Remaining Contractual Life	1 year 6 months 22 days
Exercise Price RMB14.32 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 14.32
Options Outstanding
Number Outstanding	13,733,600
Weighted-Average Remaining Contractual Life	2 years 10 months 6 days
Options Exercisable
Number Outstanding	12,901,600
Weighted-Average Remaining Contractual Life	5 years 4 days
Exercise Price RMB14.72 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 14.72
Options Outstanding
Number Outstanding	4,041,450
Weighted-Average Remaining Contractual Life	6 months 18 days
Options Exercisable
Number Outstanding	4,041,450
Weighted-Average Remaining Contractual Life	6 months 18 days
Exercise Price RMB24.06 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 24.06
Options Outstanding
Number Outstanding	3,394,700
Weighted-Average Remaining Contractual Life	4 years 4 months 6 days
Options Exercisable
Number Outstanding	1,084,750
Weighted-Average Remaining Contractual Life	4 years 3 months 18 days
Exercise Price RMB50.13 per share
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price (in dollars per share) | ¥ / shares	¥ 50.13
Options Outstanding
Number Outstanding	78,600
Weighted-Average Remaining Contractual Life	4 years 7 days
Options Exercisable
Number Outstanding	19,600
Weighted-Average Remaining Contractual Life	4 years 7 days